Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net ¥ in Thousands, $ in Thousands	Aug. 31, 2024 CNY (¥)	Aug. 31, 2024 USD ($)	Aug. 31, 2023 CNY (¥)
Property and Equipment, Net [Abstract]
Buildings	¥ 298,164		¥ 323,307
Leasehold improvement	302,994		289,527
Motor vehicles	348		353
Electronic equipment	55,203		51,818
Office equipment	134,902		129,533
Furniture and other equipment	13,597		10,474
Others	43,400		40,475
Less: accumulated depreciation	(483,941)		(443,423)
Less: accumulated impairment	(26,084)		(19,477)
Construction in progress	10,766		7,419
Property and equipment, net	¥ 349,349	$ 49,273	¥ 390,006